Commitments and Contingencies (Allowance For Doubtful Debts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies [Abstract]
Balance at beginning of period	$ 1,592	$ 1,526	$ 1,361
Provision	158	215	344
Reversal of provision	(392)	(141)	(164)
Write-off of provision		(8)	(15)
Balance at end of period	$ 1,358	$ 1,592	$ 1,526